Stockholders’ Equity - 1 (Details) - USD ($)																																																							1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 09, 2026	Feb. 13, 2026	Dec. 26, 2025	Dec. 05, 2025	Nov. 24, 2025	Nov. 14, 2025	Nov. 13, 2025	Nov. 12, 2025	Nov. 09, 2025	Nov. 07, 2025	Nov. 05, 2025	Nov. 04, 2025	Oct. 30, 2025	Sep. 18, 2025	Sep. 16, 2025	Aug. 14, 2025	Aug. 11, 2025	Jul. 07, 2025	Jul. 01, 2025	Jun. 27, 2025	Jun. 23, 2025	May 06, 2025	Apr. 22, 2025	Feb. 27, 2025	Feb. 07, 2025	Jan. 02, 2025	Dec. 02, 2024	Nov. 26, 2024	Nov. 25, 2024	Nov. 11, 2024	Nov. 06, 2024	Sep. 12, 2024	Aug. 31, 2024	Aug. 27, 2024	Aug. 20, 2024	Aug. 09, 2024	Jul. 29, 2024	Jul. 26, 2024	Jul. 22, 2024	Jul. 11, 2024	Jul. 10, 2024	Jul. 02, 2024	May 31, 2024	Mar. 19, 2024	Mar. 18, 2024	Mar. 15, 2024	Feb. 02, 2024	Feb. 01, 2024	Jan. 09, 2024	Feb. 01, 2023	Dec. 13, 2022	Oct. 20, 2022	Feb. 05, 2016	Feb. 05, 2016	Jun. 30, 2025	Feb. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 27, 2026
Stockholders’ Equity [Line Items]
Authorized shares of capital stock																																																									3,020,000,000
Common stock par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Preferred stock, par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Shares issued	800,200		40,404																	3,000	100	4,500						1,992		16,667			125,000																											33,837
Common stock pursuant to a conversion (in Dollars)
Fair value of services (in Dollars)																				$ 109,500
Value of convertible promissory notes (in Dollars)																																																											1,110,104	1,377,250
Converted notes payable (in Dollars)																																																									$ 3,140,973		2,765,973
Recognized a gain of settlement (in Dollars)				$ 4,957
Preferred stock, value issued (in Dollars)
Original issue (in Dollars)																																																									2,060
Price per share, subject to adjustment (in Dollars per share)									$ 20				$ 100
Conversion price (in Dollars per share)									$ 10				20
Preferred stock for proceeds (in Dollars)																																																										$ 1,231,000
Warrants to purchase shares																																																										8,825
Common stock exercise price per share (in Dollars per share)																																																										$ 20
Amount Issued																							192,000
Settlement of vendor liabilities (in Dollars)																							$ 288,000																																				3,323,978	3,312,414
Purchased value (in Dollars)															$ 100,000
Gain (loss) on extinguishment of debt (in Dollars)																$ 4,687		$ 7,689	$ 198,577																																							$ 9,238	$ 729,304	413,903
Consultants shares issued									367
Investor purchase value (in Dollars)																																																				$ 15,000,000
Interest rate																																																				82.00%
Number of trading days																																																				10 days					10 years
Line of credit for proceeds (in Dollars)																																																												111,600
Percentage of common stock outstanding																																																									4.99%		4.99%
Shares issued for services										367	217
Fair value for services (in Dollars)										$ 88,080	$ 44,594																																															2,122	$ 2,123	78,256
Gain loss on settlement of debt (in Dollars)				4,957																																																					$ (2,376)	105,605
Preferred stock, shares authorized																																																									20,000,000		20,000,000
Debt conversion, value (in Dollars)		$ 145,000												$ 100,000
Warrants exercise price (in Dollars per share)																																																									$ 10		$ 10
Fair value of warrants (in Dollars)																																																									$ (270,784)		$ 992,731	(7,836,522)
Purchase price (in Dollars)																																																		$ 250,000	$ 750,000
Shares of common stock																																																		50,000	150,000
Total shares							200							134
Fair value (in Dollars)			$ 78,010																																																									109,000
Notes payable (in Dollars)																																																									$ 219,361		$ 129,294
PCG Advisory [Member]
Stockholders’ Equity [Line Items]
Acquired percentage																																																													25.00%
PRISM Media Holdings Inc [Member]
Stockholders’ Equity [Line Items]
Acquired percentage																																																													25.00%
PRISM MediaWire Inc [Member]
Stockholders’ Equity [Line Items]
Acquired percentage																																																													25.00%
AIRHub Inc [Member]
Stockholders’ Equity [Line Items]
Acquired percentage																																																													20.00%
Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants to purchase shares																																																									58,594
Preferred stock for exchange of warrants																																						3,250
Fair value of warrants (in Dollars)																																											$ 177,560
Conversion Agreement [Member]
Stockholders’ Equity [Line Items]
Percentage of equity															10.00%
Fly Flyte, Inc. [Member]
Stockholders’ Equity [Line Items]
Percentage of equity	19.98%																																																										10.00%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Authorized shares of capital stock																																																									3,000,000,000
Common stock par value (in Dollars per share)																																																									$ 0.001
Shares issued																																			21,675	2,000,000		1,750																		13,807
Common stock pursuant to a conversion (in Dollars)																																																										$ 9	$ 9	$ 47
Aggregate common stock shares																																																									12
Fair value of services (in Dollars)																								$ 950,526	$ 2,122
Shares conversion																																																												64,967
Shares issued for services																																																										92	92	1,651
Fair value for services (in Dollars)																																																										$ 2	$ 1	$ 2
Fair value (in Dollars)																																																												2
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									(20,000,000)
Preferred stock, par value (in Dollars per share)																																																									$ 0.001
Shares issued																																																12,204
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity [Line Items]
Shares issued																											11,999				7,500	8,068					4,097		8,552	6,411	13,750	11,591		250		65	822		1,000
Common stock pursuant to a conversion (in Dollars)																																$ 41,429					$ 98,309		$ 133,411	$ 41,129	$ 330,000	$ 278,179		$ 40,000	$ 4,285	$ 4,500	$ 82,103		$ 100,000
Common stock convertible promissory notes (in Dollars)																											$ 9,683				$ 54,000
Accrued interest at a price (in Dollars per share)																											$ 7.52				$ 7.6	$ 5.2					$ 24		$ 18	$ 15.59				$ 160					$ 100
Accrued interest on convertible notes a price (in Dollars per share)																																									$ 20						$ 100
Promissory notes at a price (in Dollars per share)																																														$ 70
Equity shares																																													18
Convertible notes payable at a price (in Dollars per share)																																										$ 23.99
Notes payable (in Dollars)																																								$ 58,871
Fair value amount (in Dollars)																																							$ 9,414
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity [Line Items]
Shares issued																											2,882
Fly Flyte, Inc. [Member] | Conversion Agreement [Member]
Stockholders’ Equity [Line Items]
Percentage of equity															10.00%
2 Investors [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares conversion																										8,350
Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity [Line Items]
Gain loss on settlement of debt (in Dollars)																											$ 19,815				$ 43,500	$ 40,857							$ 20,524	$ 28,205	$ 55,000
Convertible Notes Payable [Member]
Stockholders’ Equity [Line Items]
Converted notes payable (in Dollars)																																																											$ 2,765,973	$ 1,235,370
Maximum [Member]
Stockholders’ Equity [Line Items]
Repriced per share (in Dollars per share)									$ 20
Maximum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																				1,050,000,000
Minimum [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)									10
Repriced per share (in Dollars per share)									10
Minimum [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																				1,000,000,000
Minimum [Member] | Convertible Notes Payable [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)									20
Series A Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share)																																																									$ 120
Preferred stock, shares issued																																																											1,087
Shares issued																																																									50,000
Common stock pursuant to a conversion (in Dollars)																																																									$ 1,087
Settle outstanding liabilities (in Dollars)								$ 15,000
Fair value of services (in Dollars)						$ 25,750
Value of convertible promissory notes (in Dollars)				$ 41,462		$ 24,400
Convertable preferred stock																																																											0
Preferred stock, shares outstanding																																																											1,087
Designated as preferred stock authorized																																																											50,000
Shares issued for services				347		215		125
Fair value for services (in Dollars)				$ 41,462		$ 25,750		$ 15,000
Series A Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																																																									4.99%
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued						215
Price per share, subject to adjustment (in Dollars per share)																																																											$ 12
Convetible preferred stock common stock per share (in Dollars per share)																																																											$ 120
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									1,087		1,087
Preferred stock, par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Shares issued																																																					33,415	33,415
Fair value of services (in Dollars)					$ 24,000
Value of convertible promissory notes (in Dollars)					24,000
Converted notes payable (in Dollars)					$ 24,000
Converted shares					200
Preferred stock, shares outstanding																																																									1,087		1,087
Preferred stock, value issued (in Dollars)																																																									$ 1		$ 1
Shares conversion					200
Fair value for services (in Dollars)					$ 24,000
Preferred stock, shares authorized																																																									50,000		50,000
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock pursuant to a conversion (in Dollars)
Shares conversion																																																											200
Fair value for services (in Dollars)
Series A Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued for services						200
Fair value for services (in Dollars)						$ 24,400
Series E Convertible Preferred stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									450		450	450
Convertable preferred stock																																																									8,000		0	0
Preferred stock, shares outstanding																																																									450		450	450
Price per share, subject to adjustment (in Dollars per share)																																																											$ 41,200
Convetible preferred stock common stock per share (in Dollars per share)																																																											$ 1,000
Preferred stock, shares authorized																																																											8,000
Series E Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									450		450
Preferred stock, par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Convertable preferred stock																																																									0
Preferred stock, shares outstanding																																																									450		450
Preferred stock, value issued (in Dollars)
Preferred stock, shares authorized																																																									8,000		8,000
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock pursuant to a conversion (in Dollars)
Preferred stock, value issued (in Dollars)																																																									$ 1,000
Fair value for services (in Dollars)
Fair value (in Dollars)
Series F Convertible Preferred stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																											2,283
Preferred stock, par value (in Dollars per share)																																																									$ 20		$ 100
Convertable preferred stock																										2																															5,500,000
Preferred stock, shares outstanding																																																												3,188
Preferred stock, value issued (in Dollars)																																																											$ 1,000
Shares conversion																										835
Price per share, subject to adjustment (in Dollars per share)													100
Conversion price (in Dollars per share)													$ 20
Designated as preferred stock authorized																																																											5,500,000
Shares issued for services																																																												3,939
Common stock convertible promissory notes (in Dollars)																																																												$ 3,930,001
Debt conversion, value (in Dollars)																																																												$ 3,589,203
Preferred stock for exchange of warrants																																																												1,501,353
Inducement expense (in Dollars)																																																												$ 1,441,908
Series F Convertible Preferred stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares conversion																										8,350
Series F Convertible Preferred stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									2,283			2,283
Preferred stock, shares outstanding																																																									2,283		3,188
Preferred stock, value issued (in Dollars)																																																									$ 1,000
Series F Convertible Preferred stock [Member] | 2 Investors [Member]
Stockholders’ Equity [Line Items]
Shares conversion																										835
Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertable preferred stock																																				50,000,000																						835
Series G Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									17,280		17,280	17,280
Preferred stock, par value (in Dollars per share)																																																									$ 20		$ 20
Shares issued																																																											134
Value of convertible promissory notes (in Dollars)																																																											$ 71,680
Converted notes payable (in Dollars)															$ 100,000
Converted shares															134
Convertable preferred stock																																																									500,000	22
Preferred stock, shares outstanding																																																									17,280		2,085	2,085
Preferred stock, value issued (in Dollars)																																																									$ 750		$ 750
Shares conversion															134																																											1,419	238	284
Preferred stock for proceeds (in Dollars)																																																										$ 1,056,000	$ 175,000
Amount Issued																							480,000
Fair market value (in Dollars)															$ 28,140																																												$ 28,140
Loss on conversion amount (in Dollars)															$ 71,680
Designated as preferred stock authorized																																																											500,000
Shares issued for services																							640						437,347																														5
Fair value for services (in Dollars)																							$ 192,000						$ 362,998
Gain loss on settlement of debt (in Dollars)																							288,000																																					$ 76,429
Inducement expense (in Dollars)																																																												$ 23,400
Warrant granted																																																												210,500
Warrants exercise price (in Dollars per share)																																																												$ 1
Gross proceeds (in Dollars)																																																												$ 210,000
Fair value of warrants (in Dollars)																																																												152,742
Accounts payable (in Dollars)																													$ 665,620
Outstanding payable (in Dollars)																							$ 480,000
Purchase price (in Dollars)																																																											$ 100,000
Shares of common stock																																																											134
Series G Convertible Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Warrants exercise price (in Dollars per share)																																																											$ 20
Warrants purchase shares																																																											176,500
Series G Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																																																									4.99%		4.99%
Series G Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued											217																																																301
Fair value of services (in Dollars)											$ 44,594																																																$ 88,793
Value of convertible promissory notes (in Dollars)																																																												$ 408,334
Shares issued for services																																		134																										644
Fair value for services (in Dollars)																																		$ 76,380
Warrant granted																																																												71,230
Series G Convertible Preferred Stock [Member] | Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																																																									9.99%		9.99%
Series G Convertible Preferred Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued																																																										9,475
Fair value of services (in Dollars)																																																										$ 6,395,625
Series G Convertible Preferred Stock [Member] | Accounts Payable [Member]
Stockholders’ Equity [Line Items]
Shares issued for services																													975
Series G Convertible Preferred Stock [Member] | First April 2 Loan Agreement [Member]
Stockholders’ Equity [Line Items]
Debt conversion, value (in Dollars)																																																											$ 92,512
Fair value (in Dollars)																																																											$ 92,512
Series G Convertible Preferred Stock [Member] | November 22 Loan Agreement [Member]
Stockholders’ Equity [Line Items]
Total shares																																																											125
Series G Convertible Preferred Stock [Member] | First March 13 Loan Agreement [Member]
Stockholders’ Equity [Line Items]
Debt conversion, value (in Dollars)																																																											$ 936,608
Total shares																																																											1,249
Fair value (in Dollars)																																																											$ 936,608
Series G Convertible Preferred Stock [Member] | Convertible Debt [Member]
Stockholders’ Equity [Line Items]
Gain (loss) on extinguishment of debt (in Dollars)																																																											$ 28,844
Series G Convertible Preferred Stock [Member] | 5 Investors [Member]
Stockholders’ Equity [Line Items]
Shares conversion																																																										238
Preferred stock for proceeds (in Dollars)																																																										$ 175,000
Series G Convertible Preferred Stock [Member] | 22 Investors [Member]
Stockholders’ Equity [Line Items]
Shares conversion																																																										1,419
Preferred stock for proceeds (in Dollars)																																																										$ 1,056,000
Series G Convertible Preferred Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued for services																																																											9,475
Fair value for services (in Dollars)																																																											$ 6,395,625
Series G Convertible Preferred Stock [Member] | Notes Payable, Other Payables [Member]
Stockholders’ Equity [Line Items]
Fair value for services (in Dollars)																																																												$ 355,305
Series G Convertible Preferred Stock [Member] | Convertible Notes Payable [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued																																																												48
Series G Convertible Preferred Stock [Member] | Settlement of Debt [Member]
Stockholders’ Equity [Line Items]
Fair value for services (in Dollars)																													$ 606,938
Gain loss on settlement of debt (in Dollars)																													$ 304,316
Series G Convertible Preferred Stock [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Price per share, subject to adjustment (in Dollars per share)									20
Series G Convertible Preferred Stock [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Conversion price (in Dollars per share)									$ 10
Series G Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									17,280		17,280
Preferred stock, par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Shares issued																																																									640
Fair value of services (in Dollars)									$ 88,080		92,512	$ 936,608
Value of convertible promissory notes (in Dollars)																																																											$ 100,000
Converted notes payable (in Dollars)											92,512	$ 936,608
Converted shares																																																									750
Preferred stock, shares outstanding																																																									17,280		17,280
Preferred stock, value issued (in Dollars)																																																									$ 17		$ 17
Shares conversion												1,249
Gain (loss) on extinguishment of debt (in Dollars)												$ 28,844
Outstanding liabilities (in Dollars)											125
Preferred stock, shares authorized																																																									500,000		500,000
Debt conversion, value (in Dollars)											$ 41,123	$ 100,500
Total shares											55	134
Fair value (in Dollars)																	$ 14,400,000
Series G Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Shares conversion																																																									0	11,132
Series G Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock pursuant to a conversion (in Dollars)
Shares conversion																																																											1,642
Fair value for services (in Dollars)
Fair value (in Dollars)
Series G Preferred Stock [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity [Line Items]
Shares conversion																																																											134
Series G Preferred Stock [Member] | First March 13 Loan Agreement [Member]
Stockholders’ Equity [Line Items]
Fair value (in Dollars)																																																											$ 28,844
Series G Preferred Stock [Member] | Flewber Global, Inc. [Member]
Stockholders’ Equity [Line Items]
Shares issued for services																																																											301
Fair value for services (in Dollars)																																																											$ 88,793
Series H Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued												134																																													3,798		3,798	3,798
Preferred stock, par value (in Dollars per share)																																																									$ 100		$ 100
Shares issued																																																											50,000
Fair value of services (in Dollars)												$ 28,844
Preferred stock, shares outstanding																																																									3,798		3,798	3,798
Preferred stock, shares authorized																																																									50,000
Percentage of preferred stock																																																											9.99%
Convertible notes payable at a price (in Dollars per share)																																																									$ 5.14
Series H Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Beneficial ownership limitation percentage																																																											4.99%
Series H Convertible Preferred Stock [Member] | Original Issue Date [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)																																																											$ 5.14
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share)																																																				$ 0.001
Conversion price (in Dollars per share)																																																											$ 0.6
Common Stock [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity [Line Items]
Shares issued																																							524
Series F Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									2,283		2,283
Preferred stock, par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Convertable preferred stock																																																												150
Preferred stock, shares outstanding																																																									2,283		2,283
Preferred stock, value issued (in Dollars)																																																									$ 2		$ 2
Preferred stock, shares authorized																																																									5,500,000		5,500,000
Warrant granted																																																												1,800
Warrants exercise price (in Dollars per share)																																																												$ 480
Series F Preferred Stock [Member] | Common Stock [Member] | Investor [Member]
Stockholders’ Equity [Line Items]
Shares conversion																																																												4,745
Series F Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock pursuant to a conversion (in Dollars)																																																										(1)	$ (1)	$ (5)
Fair value for services (in Dollars)
Fair value (in Dollars)
Series F Preferred Stock [Member] | Loan Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares conversion																																																												949,000
Series F Preferred Stock [Member] | Vendor [Member]
Stockholders’ Equity [Line Items]
Shares issued for services																																																												3,774
Preferred Series F Stock [Member]
Stockholders’ Equity [Line Items]
Convertable preferred stock																																																												17
Series H Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									3,798		3,798
Preferred stock, par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Preferred stock, shares outstanding																																																									3,798		3,798
Preferred stock, value issued (in Dollars)																																																									$ 4		$ 4
Preferred stock, shares authorized																																																									50,000		50,000
Series H Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock pursuant to a conversion (in Dollars)
Fair value for services (in Dollars)
Fair value (in Dollars)
Series H Preferred Stock [Member] | Common Stock Issued Upon Conversion of Notes Payable [Member]
Stockholders’ Equity [Line Items]
Shares conversion																																																												3,798
Series I Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																									37,812
Preferred stock, par value (in Dollars per share)																																																									$ 100		$ 100
Shares issued																				12,500																																			14,812
Fair value of services (in Dollars)																				$ 456,250																																			$ 592,465
Convertable preferred stock																																																											100,000
Preferred stock, shares outstanding																																																									37,812
Preferred stock, shares authorized																																																									100,000
Convertible notes payable at a price (in Dollars per share)																																																									$ 20
Series I Convertible Preferred Stock [Member] | Beneficial Ownership Limitation [Member]
Stockholders’ Equity [Line Items]
Percentage of equity																				25.00%
Series I Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares outstanding																																																											37,812
Series I Convertible Preferred Stock [Member] | Original Issue Date [Member]
Stockholders’ Equity [Line Items]
Preferred stock, par value (in Dollars per share)																																																											$ 20
Series I Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued																																																							14,812		37,812		37,812
Preferred stock, par value (in Dollars per share)																																																									$ 0.001		$ 0.001
Preferred stock, shares outstanding																																																									37,812		37,812
Preferred stock, value issued (in Dollars)																																																									$ 38		$ 38
Preferred stock, shares authorized																																																									100,000		100,000
Preferred stock share received																																																													2,500
Preferred stock fair value amount (in Dollars)																																																							$ 592,465
Series I Preferred Stock [Member] | PCG Advisory [Member]
Stockholders’ Equity [Line Items]
Preferred stock share received																																																													12,500
Preferred stock fair value amount (in Dollars)																																																													$ 456,250
Series I Preferred Stock [Member] | PRISM Media Holdings Inc [Member]
Stockholders’ Equity [Line Items]
Preferred stock share received																																																													5,000
Preferred stock fair value amount (in Dollars)																																																													$ 182,500
Series I Preferred Stock [Member] | PRISM MediaWire Inc [Member]
Stockholders’ Equity [Line Items]
Preferred stock fair value amount (in Dollars)																																																													$ 91,250
Series I Preferred Stock [Member] | AIRHub Inc [Member]
Stockholders’ Equity [Line Items]
Preferred stock share received																																																													3,000
Preferred stock fair value amount (in Dollars)																																																													$ 109,500
Series I Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Common stock pursuant to a conversion (in Dollars)
Fair value for services (in Dollars)